Intangible Assets and Deferred Costs - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Impairment charge related to intangible assets	$ 0	$ 0
Product and Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	1,839,000	$ 1,831,000	$ 2,222,000
Estimated amortization expense, 2023	7,016,000
Estimated amortization expense, 2024	5,627,000
Estimated amortization expense, 2025	5,629,000
Estimated amortization expense, 2026	5,628,000
Estimated amortization expense, 2027	$ 5,620,000
Product Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period	8 years